MFS® Commodity Strategy Fund
MFS® Commodity Strategy Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is June 28, 2018.

MFS® Commodity Strategy Fund

Effective immediately, the Ticker Symbol Table is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A*	MCSAX
Class T (Currently Not Offered)	N/A
Class B*	MCSFX
Class C*	MCSHX
Class I*	MCSIX
Class R1*	MCSNX
Class R2*	MCSOX
Class R3*	MCSQX
Class R4*	MCSTX
Class R6	MCSRX
* To be offered for sale on August 15, 2018.

Effective August 15, 2018, the sub-sections entitled "Fees and Expenses" and "Example" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.  Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 10 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Commodity Strategy Fund	A		T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Commodity Strategy Fund		A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses of the Fund		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Other Expenses of the Subsidiary	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses		0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.08%
Total Annual Fund Operating Expenses		1.09%	1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.83%
[1]	The fund's subsidiary is MFS Commodity Strategy Portfolio.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Commodity Strategy Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	680	902	1,141	1,827
T	358	588	836	1,545
B	587	879	1,196	1,962
C	287	579	996	2,159
I	86	268	466	1,037
R1	187	579	996	2,159
R2	136	425	734	1,613
R3	111	347	601	1,329
R4	86	268	466	1,037
R6	85	265	460	1,025

Expense Example No Redemption - MFS® Commodity Strategy Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	187	579	996	1,962
C	187	579	996	2,159